Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
10 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 3	£ 36
(Increase)/decrease in net debt	(1,051)	(714)
10 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(29)	(7)
(Increase)/decrease in Equity	(1,561)	(1,307)
(Increase)/decrease in net debt	74	(60)
10 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income		15
(Increase)/decrease in net debt	(5)	15
10 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(3)	(30)
(Increase)/decrease in net debt	903	610
10 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	25	6
(Increase)/decrease in Equity	1,316	1,091
(Increase)/decrease in net debt	(63)	50
10 Yen depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income		(13)
(Increase)/decrease in net debt	£ 5	£ (13)